UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	2/28/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL CALIFORNIA MUNI INCOME FUND

SEMIANNUAL REPORT • FEBRUARY 28, 2013

Fund Type

Municipal Bond

Objective

Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential California Muni Income Fund informative and useful. The report covers performance for the six-month period that ended February 28, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential California Muni Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential California Muni Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.95%; Class B, 1.15%; Class C, 1.65%; Class Z, 0.65%. Net operating expenses: Class A, 0.90%; Class B, 1.15%; Class C, 1.65%; Class Z, 0.65%, after contractual reduction through 12/31/2013 for Class A shares.

Cumulative Total Returns (Without Sales Charges) as of 2/28/13
	Six Months	One Year	Five Years	Ten Years
Class A	3.37%	7.01%	39.18%	62.02%
Class B	3.25	6.74	37.47	58.03
Class C	3.00	6.22	35.11	53.41
Class Z	3.41	7.29	41.02	66.24
Barclays Municipal Bond Index	2.01	5.01	38.91	63.80
Lipper California (CA) Municipal Debt Funds Average	3.00	7.28	38.84	56.88

Average Annual Total Returns (With Sales Charges) as of 3/31/13
	One Year	Five Years	Ten Years
Class A	2.71%	5.31%	4.46%
Class B	1.72	5.75	4.63
Class C	5.20	5.54	4.31
Class Z	7.27	6.45	5.16
Barclays Municipal Bond Index	5.25	6.10	5.01
Lipper California (CA) Municipal Debt Funds Average	7.27	6.03	4.55

Source: Prudential Investments LLC and Lipper Inc.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.00% and a 12b-1 fee of 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of up to 0.50% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

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Benchmark Definitions

Barclays Municipal Bond Index

The Barclays Municipal Bond Index (the Index) is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Lipper California (CA) Municipal Debt Funds Average

The Lipper California Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper California Municipal Debt Funds category for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 2/28/13
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., C.A.B.S., Rfdg., 1.590%, 7/01/16	5.7%
California Muni. Fin. Auth. Rev., Var. Chevron USA Rec. Zone, Ser. A, 0.070%, 11/01/35	4.5
Golden St. Tob. Securitization Rev., Asset-Bkd., Sr., Ser. A-1, 4.500%, 6/01/27	2.6
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, C.A.B.S., N.A.T.L., 3.020%, 11/01/16	2.0
Sacramento City Fin. Auth., Ser. B, C.A.B.S., N.A.T.L., 3.110%, 11/01/17	2.0

Issues are subject to change.

Distributions and Yields as of 2/28/13
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield* at Federal Tax Rates of
			38.8%	43.4%
Class A	$0.21	2.05%	3.82%	4.13%
Class B	0.20	1.89	3.52	3.81
Class C	0.17	1.39	2.59	2.80
Class Z	0.23	2.38	4.43	4.79

*Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

Prudential California Muni Income Fund	3

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 2/28/13
Aaa	1.7%
Aa	26.5
A	38.8
Baa	14.9
Ba	3.3
B	4.6
Not Rated	10.8
Total Investments	100.6
Liabilities in excess of other assets	–0.6
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2012, at the beginning of the period, and held through the six-month period ended February 28, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential California Muni Income Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential California Muni Income Fund		Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,033.70	0.90%	$4.54
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

Class B	Actual	$1,000.00	$1,032.50	1.15%	$5.80
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76

Class C	Actual	$1,000.00	$1,030.00	1.65%	$8.30
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class Z	Actual	$1,000.00	$1,034.10	0.65%	$3.28
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2013, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Portfolio of Investments

as of February 28, 2013 (Unaudited)

Description(a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS 95.2%

Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	BBB(b)	6.125%	07/01/41	$475	$551,817
Episcopal Senior Communities, Rfdg., Ser. A	BBB(b)	5.000	07/01/42	1,250	1,344,550
Sharp Hlthcare	A2	6.250	08/01/39	1,000	1,185,400
Bay Area Wtr. Sply. & Cons. Agy., Ser. A	Aa3	5.000	10/01/34	1,500	1,773,855
California Cnty. Tob. Securitization Agy. Rev., Tob. Conv. Bonds	NR	5.100	06/01/28	1,035	996,664
Tob. Conv. Bonds, LA Cnty.(c)	B2	5.250	06/01/21	1,930	1,946,038
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	A2	5.125	10/01/40	1,000	1,097,350
California Hlth. Facs. Fin. Auth. Rev., Adventist Hlth. Sys. West, Ser. A	A(b)	4.000	03/01/43	1,500	1,512,330
Catholic Hlthcare West, Ser. A	A3	6.000	07/01/39	2,000	2,374,540
Childrens Hospital, Ser. A	A(b)	5.250	11/01/41	1,000	1,118,010
City of Hope, Ser. A	A1	5.000	11/15/39	1,150	1,300,064
Episcopal Home, Ser. B	A(b)	6.000	02/01/32	1,000	1,296,370
Providence Hlth., Ser. B	Aa2	5.500	10/01/39	1,500	1,733,745
Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(d)	NR	6.500	10/01/38	20	25,957
Providence Hlth., Ser. C, Unrefunded Balance	Aa2	6.500	10/01/38	980	1,188,475
Scripps Hlth., Ser. A	Aa3	5.000	11/15/40	1,000	1,140,050
Scripps Hlth., Ser. A, Rfdg.	Aa3	5.000	10/01/22	500	576,255
Scripps Hlth., Ser. A, Rfdg.	Aa3	5.000	11/15/36	1,200	1,315,080
St. Joseph Hlth. Sys., Ser. A	A1	5.750	07/01/39	1,000	1,184,960
Stanford Hosp., Ser. A-3, Rfdg.	Aa3	5.500	11/15/40	500	603,525
Stanford Hosp., Ser. B, Rfdg.	Aa3	5.000	11/15/36	2,000	2,237,020
California Infrastructure & Econ. Dev. Rev., Bk. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.250	02/01/38	2,000	2,131,860
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	BB-(b)	5.250	06/01/26	1,100	1,068,210

See Notes to Financial Statements.

Prudential California Muni Income Fund	7

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d.)
California Poll. Ctrl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250%	08/01/40	$1,250	$1,328,837
California St.,
Unrefunded Balance, GO	A1	5.500	04/01/30	5	5,231
Var. Purp., GO	A1	5.000	10/01/29	1,500	1,750,365
Var. Purp., GO	A1	5.000	09/01/41	2,000	2,240,980
Var. Purp., GO	A1	5.000	10/01/41	1,250	1,401,850
Var. Purp., GO	A1	5.000	04/01/42	2,000	2,253,400
Var. Purp., GO	A1	5.000	09/01/42	3,500	3,960,845
Var. Purp., GO	A1	5.250	04/01/35	1,250	1,466,875
Var. Purp., GO	A1	5.250	11/01/40	750	880,042
Var. Purp., GO	A1	5.500	11/01/39	1,000	1,175,950
Var. Purp., GO	A1	5.500	03/01/40	2,000	2,365,200
Var. Purp., GO	A1	6.000	03/01/33	2,750	3,411,155
Var. Purp., GO	A1	6.000	04/01/38	3,000	3,621,840
Var. Purp., GO	A1	6.000	11/01/39	1,500	1,833,240
California St. Dept. Wtr. Res. Pwr. Rev., Central VY Proj., Ser. A	Aa1	5.000	12/01/29	2,000	2,356,940
Central VY Proj., Ser. AF	Aa1	5.000	12/01/29	1,500	1,777,995
California St. Pub. Wks. Brd. Lease Rev., Dept. General Service, Ser. D	A2	5.250	06/01/28	750	770,722
Judicial Council Projs., Ser. D	A2	5.000	12/01/31	1,000	1,130,780
Var. Cap. Proj., Ser. A	A2	5.000	04/01/37	1,000	1,097,130
Var. Cap. Proj., Ser. A	A2	5.125	10/01/31	1,000	1,137,940
Var. Cap. Proj., Ser. G, Rfdg.	A2	5.000	11/01/37	2,000	2,204,600
Var. Cap. Proj., Ser. G-1	A2	5.750	10/01/30	750	883,298
Var. Cap. Proj., Sub. Ser I-1	A2	6.375	11/01/34	750	922,950
California State Univ. Ser. A, Systemwide	Aa2	5.000	11/01/37	1,250	1,429,387
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev.	NR	6.000	07/01/30	1,000	1,068,820
Cottage Hlth.	A+(b)	5.000	11/01/40	600	663,066
Episcopal Cmntys. & Svcs. Rfdg.	NR	5.000	05/15/42	1,000	1,086,820
Irvine LLC, UCI East, Rfdg.	Baa2	5.000	05/15/32	2,000	2,061,460
John Muir Hlth.	A1	5.125	07/01/39	750	820,972
Polytechnic Sch.	A1	5.000	12/01/34	2,000	2,199,280

See Notes to Financial Statements.

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Description(a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d.)
California Statewide Cmntys. Dev. Auth. Rev., (cont’d.)
Presbyterian Homes	BBB-(b)	7.250%	11/15/41	$500	$574,185
Scripps Hlth., Ser. A	Aa3	5.250	08/15/31	1,000	1,181,820
Spl. Tax No. 97-1, C.A.B.S.(e)	NR	5.300	09/01/22	3,200	1,955,040
Sutter Hlth., Ser. A	Aa3	6.000	08/15/42	2,000	2,449,260
Trinity Hlth., Rfdg.	Aa2	5.000	12/01/41	2,000	2,248,600
Chico Redev. Agy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A+(b)	5.000	04/01/30	2,000	2,058,720
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	Aa3	5.875	01/01/34	1,000	1,174,730
Chula Vista Dev. Agy. Rev., Tax Alloc. Sub. Bayfront, Ser. B, Rfdg.	NR	5.250	10/01/27	1,540	1,556,309
Corona-Norca Uni. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 98-1, N.A.T.L.	Baa2	5.000	09/01/22	1,060	1,065,968
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., A.M.B.A.C.	AA-(b)	5.000	09/01/24	2,000	2,150,300
El Dorado Irr. Dist. Partn., Ser. A, A.G.C., C.O.P.	A1	5.750	08/01/39	1,000	1,067,790
Foothill-De Anza Cmnty. College
Dist., Ser. C, GO	Aaa	5.000	08/01/40	1,250	1,433,862
Foothill-Eastern Trans. Corr. Agy. Rev., Toll Rd. Conv., C.A.B.S.	Baa3	5.875	01/15/28	2,890	2,972,712
Golden St. Tob. Securitization Rev.,
Asset Bkd., Ser. A-1	B3	5.750	06/01/47	1,500	1,398,390
Asset-Bkd., Ser. 2003-A-1 (Pre-refunded date 06/01/13)(d)	Aaa	6.750	06/01/39	2,700	2,745,711
Asset-Bkd., Sr., Ser. A-1	B3	4.500	06/01/27	7,110	6,653,538
Enhanced Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	1,044,200
Ser. A, C.A.B.S., A.M.B.A.C.(c)	A2	4.600	06/01/23	3,000	3,271,410
Golden West Sch. Fin. Auth. Rev., Ser. A, C.A.B.S., N.A.T.L., Rfdg.(e)	Baa2	3.600	02/01/19	2,110	1,719,713
Guam Gov’t., Ltd. Oblig. Rev., Section 30, Ser. A	BBB+(b)	5.750	12/01/34	500	559,495
Guam Gov’t., Business Privilege Tax Rev., Ser. B-1	A(b)	5.000	01/01/42	350	385,693

See Notes to Financial Statements.

Prudential California Muni Income Fund	9

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d.)
La Mesa-Spring Valley Sch. Dist. GO, Election of 2002, Ser. B, C.A.B.S., N.A.T.L.(e)	A1	3.650%	08/01/23	$2,000	$1,379,900
Lincoln Calif. Pub. Fing. Auth. Twelve Bridges Sub. Dist., Ser. B	NR	6.000	09/02/27	1,000	1,085,940
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev.,
Ser. A	Baa2	5.000	11/15/35	795	911,762
Ser. A	Baa2	5.250	11/15/19	580	668,432
Ser. A	Baa2	5.500	11/15/30	870	1,052,187
Ser. A	Baa2	5.500	11/15/32	345	417,364
Ser. A	Baa2	5.500	11/15/37	500	608,125
Long Beach Hbr. Rev., Ser. A, A.M.T., N.A.T.L., Rfdg.	Aa2	6.000	05/15/19	3,000	3,784,230
Los Angeles Calif. Cmnty. College Dist., 2003 Election, Ser. F-1, GO	Aa1	5.000	08/01/33	3,250	3,730,187
2008 Election, Ser. A, GO	Aa1	6.000	08/01/33	2,000	2,498,520
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	Aa3	5.000	05/15/34	1,000	1,130,110
Los Angeles Cnty. Pub. Wks. Fing. Auth. Lease Rev., Multiple Capital Projs. II	A1	5.000	08/01/42	1,000	1,122,930
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	Aa3	5.000	07/01/39	1,000	1,124,640
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	Aa2	5.375	07/01/38	1,530	1,767,640
M-S-R Energy Auth., Calif.,
Ser. A	A-(b)	6.500	11/01/39	1,000	1,408,050
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev.,
Linked, S.A.V.R.S., R.I.B.S.	Aa1	5.750	08/10/18	2,000	2,376,060
Unrefunded Balance, Ser. A	Aa1	5.750	07/01/21	2,240	2,779,437
Orange Cmnty. Facs. Dist. Spl. Tax No. 91-2 Serrano Heights Pub. Impvt., Rfdg.	A(b)	3.500	10/01/29	1,595	1,590,789
Palomar Pomerado Hlthcare Dist. Calif. Ctfs. Partn. C.O.P.	Baa3	6.000	11/01/41	1,200	1,303,476

See Notes to Financial Statements.

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Description(a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d.)
Perris Cmnty. Facs. Dist., Spl. Tax No. 01-2 Avalon, Ser. A	NR	6.250%	09/01/23	$2,000	$2,043,380
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., A.M.B.A.C., C.A.B.S.(e)	BBB+(b)	4.920	08/01/26	1,375	735,996
Port of Oakland A.M.T., Inter. Lien, Ser. A, N.A.T.L., Rfdg.	A3	5.000	11/01/29	3,000	3,296,910
A.M.T., Ser. O, Rfdg.	A2	5.125	05/01/30	1,000	1,129,020
A.M.T., Sr. Lien, Ser. P, Rfdg.	A2	5.000	05/01/33	1,750	1,958,775
Puerto Rico Comnwlth. Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	Ba1	5.750	07/01/37	390	403,057
Sr. Lien, Ser. A	Ba1	6.000	07/01/47	325	339,375
Puerto Rico Comnwlth. Pub. Impt.,
Ser. A, GO, Rfdg.	Baa3	5.500	07/01/39	1,000	1,024,130
Ser. C, GO, Rfdg.	Baa3	6.000	07/01/39	400	423,036
Puerto Rico Elec. Pwr. Auth. Rev.,
Ser. XX	Baa2	5.250	07/01/40	1,000	1,010,240
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs. Rfdg. Ser. P	Baa3	6.750	07/01/36	250	276,650
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
First Sub., Ser. A	A3	5.250	08/01/43	500	528,910
First Sub., Ser. A	A3	5.500	08/01/42	750	798,300
First Sub., Ser. A	A3	5.750	08/01/37	400	432,244
First Sub., Ser. A	A3	6.000	08/01/42	700	772,352
Senior Lien, Ser. C	Aa3	5.250	08/01/40	750	818,715
Rancho Cordova Cmnty. Facs. Dist. Spl. Tax Sunridge Anatolia 2003-1, Rfdg.	NR	5.000	09/01/37	550	556,639
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S., R.I.B.S.
N.A.T.L., E.T.M.(d)	Baa2	6.368	07/01/22	85	104,563
N.A.T.L., E.T.M.(c)(d)(f)(g)	Baa2	3.400	07/01/22	2,065	3,015,561
Riverside Cnty. Calif. Redev. Agy. Tax Alloc., Intst. 215 Corridor, Ser. E	Ba1	6.500	10/01/40	1,000	1,124,630
Rocklin Uni. Sch. Dist., Ser. C, GO, C.A.B.S., N.A.T.L.(e)	Baa2	1.490	08/01/16	1,400	1,335,992

See Notes to Financial Statements.

Prudential California Muni Income Fund	11

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d.)
Sacramento City Fin. Auth. Ser. B, C.A.B.S., N.A.T.L.(e)	Baa2	3.110%	11/01/17	$5,695	$4,972,305
Tax Alloc. Comb. Proj., Ser. B, C.A.B.S., N.A.T.L.(e)	Baa2	3.020	11/01/16	5,700	5,128,062
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, N.A.T.L.(c)	Aa3	1.040	12/01/35	1,000	935,310
San Bernardino Cmnty. College Dist., Election 2002, Ser. A, GO	Aa2	6.250	08/01/33	1,750	2,126,810
San Buenaventura Calif. Rev.,
Cmnty. Mem. Hlth. Sys.	Ba2	7.500	12/01/41	500	609,770
Cmnty. Mem. Hlth. Sys.	Ba2	8.000	12/01/26	500	641,590
San Diego Cmnty. College Dist., Election 2006, GO	Aa1	5.000	08/01/41	1,500	1,724,250
San Diego Redev. Agy. Tax Alloc., North Bay Redev.	Ba1	5.875	09/01/29	3,000	3,004,080
San Diego Regl. Bldg. Auth. Lease Rev., Cnty. Operations Ctr. & Annex A	Aa3	5.375	02/01/36	1,000	1,140,840
San Diego Uni. Sch. Dist. Election of 1998, Ser. B, GO, N.A.T.L.	Aa2	6.000	07/01/19	1,000	1,286,950
San Diego Cnty. Regl. Arpt. Auth. A.M.T. Sr. Ser. B	A1	5.000	07/01/43	1,000	1,117,200
San Francisco Calif. Bay Area Rapid Trans. Dist.
Ser. A, A.M.B.A.C.	AA+(b)	5.000	07/01/36	1,250	1,463,413
San Francisco Calif. City & Cnty. Redev. Fing. Auth. Tax Alloc. Mission Bay North Redev., Ser. C	A-(b)	6.500	08/01/39	1,000	1,157,540
San Francisco City & Cnty. Airports Commission
A.M.T., Second Ser. A, Rfdg.	A1	5.000	05/01/31	1,000	1,115,140
A.M.T., Second Ser. C, Rfdg.	A1	5.000	05/01/25	1,555	1,794,392
A.M.T., Second Ser. F, Rfdg.	A1	5.000	05/01/28	1,000	1,119,370
San Francisco City & Cnty. Redev. Agy. Spl. Tax CFD No. 6 Mission Bay S Pub. Impvt. Ser. A, Rfdg.	NR	5.000	08/01/33	500	534,065

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description(a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d.)
San Jose Calif. Library & Park Proj., GO	Aa1	5.000%	09/01/33	$2,200	$2,475,528
San Jose Calif. Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	Ba1	5.500	08/01/35	1,000	1,096,850
San Jose Evergreen Cmnty. College Dist. Election 2004, Ser. B, A.G.C., C.A.B.S., GO(e)	Aa1	1.530	09/01/17	1,000	940,850
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	NR	6.500	09/01/25	2,160	2,163,823
San Mateo Cnty. Calif. Jt. Pwrs. Fin. Auth.	Aa2	5.000	07/15/33	1,000	1,135,420
Santa Margarita Dana Point Auth. Impt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, N.A.T.L.	Baa2	7.250	08/01/14	2,000	2,153,720
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., GO, N.A.T.L.(e)	Aa3	4.570	08/01/29	1,250	594,138
Santa Monica Cmnty. College Dist. Election 2002, Ser. A, GO, N.A.T.L., C.A.B.S.(e)	Aa1	3.740	08/01/28	1,055	595,695
South Bayside Waste Mgmt. Auth. Calif., Solid Waste Enterprise Shoreway Environmental	A3	6.000	09/01/36	500	558,015
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., C.A.B.S., Rfdg.(d)(e)	NR	1.590	07/01/16	15,040	14,331,315
PNC G.I.C. Proj. Rev.	A2	6.750	07/01/13	1,000	1,020,950
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A	B3	5.500	06/01/45	2,000	1,770,180
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A2	6.000	06/01/22	2,000	2,008,580
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	A2	5.625	01/01/29	1,000	1,159,690
University of Calif. Rev. Gen., Ser. O	Aa1	5.750	05/15/34	1,250	1,506,363
Ser. Q	Aa1	5.000	05/15/34	1,000	1,149,910

See Notes to Financial Statements.

Prudential California Muni Income Fund	13

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Description(a)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Municipal Bonds (cont’d.)
Ventura Cnty. Cmnty. College, GO	Aa2	5.500%	08/01/33	$2,000	$2,374,320
Ventura Cnty. Pub. Fing. Auth. Lease Rev., Ser. A	Aa3	5.000	11/01/43	2,000	2,220,040
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	Baa3	6.750	10/01/37	250	293,433

Total long-term investments (cost $215,233,819)					240,965,702

SHORT-TERM INVESTMENTS 5.4%

Municipal Bonds
California St. Muni. Fin. Auth. Rev. Var. Chevron USA Rec. Zone, Ser. A, F.R.D.D.(c)	VMIG1	0.070	11/01/35	11,400	11,400,000
California St., Econ. Rec., Var. Ser. C-4-Rmkt, F.R.D.D.(c)	VMIG1	0.080	07/01/23	2,230	2,230,000

Total short-term investments (cost $13,630,000)					13,630,000

Total Investments 100.6% (cost $228,863,819; Note 5)					254,595,702
Liabilities in excess of other assets(h) (0.6)%					(1,485,336)

Net Assets 100.0%					$253,110,366

†	The ratings reflected are as of February 28, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.G.C.—Assured Guaranty Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.R.D.D.—Floating Rate Daily Demand Note.

G.I.C.—Group Insurance Commission.

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

GO—General Obligation.

I.D.B.—Industrial Development Bond.

N.A.T.L.—National Public Finance Guarantee Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

P.C.R.—Pollution Control Revenue.

R.I.B.S.—Residual Interest Bonds.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s Rating.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2013.
(d)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(e)	Represents zero coupon bond. Rate shown reflects the effective yield at February 28, 2013.
(f)	Indicates a security that has been deemed illiquid.
(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2013.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at February 28, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2013	Unrealized Appreciation (Depreciation)(1)
	Short Positions:
2	10 Year U.S. Treasury Notes	Mar. 2013	$266,794	$265,406	$1,388
6	10 Year U.S. Treasury Notes	Jun. 2013	789,693	789,281	412
29	U.S. Long Bonds	Jun. 2013	4,126,824	4,169,657	(42,833)

					$(41,033)

(1)	Cash of $170,800 has been segregated to cover requirement for open futures contracts as of February 28, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential California Muni Income Fund	15

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

The following is a summary of the inputs used as of February 28, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$254,595,702	$—
Other Financial Instruments*
Futures Contracts	(41,033)	—	—

Total	$(41,033)	$254,595,702	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2013 were as follows:

General Obligation	20.9%
Special Tax/Assessment District	16.0
Healthcare	13.0
Pre-Refunded	9.1
Transportation	7.7
Water & Sewer	6.2
Lease Backed Certificate of Participation	5.5
Short-Term Investments	5.4
Tobacco	5.0
Education	4.4
Power	3.7%
Tobacco Appropriated	1.7
Corporate Backed I.D.B. & P.C.R.	1.0
Other Muni	0.8
Solid Waste/Resource Recovery	0.2

100.6
Liabilities in excess of other assets	(0.6)

Total	100.0%

Industry classification is subject to change.

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker— variation margin	$1,800	*	Due to broker— variation margin	$42,833	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$23,587

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$140,888

For the year ended February 28, 2013, the Fund’s average value at trade date for futures short positions was $5,797,136.

See Notes to Financial Statements.

Prudential California Muni Income Fund	17

Statement of Assets and Liabilities

as of February 28, 2013 (Unaudited)

Assets
Unaffiliated investments, at value (cost $228,863,819)	$254,595,702
Cash	31,206
Deposit with broker	170,800
Interest receivable	2,601,067
Receivable for Fund shares sold	347,663
Prepaid expenses	3,789

Total assets	257,750,227

Liabilities
Payable for investments purchased	3,774,075
Payable for Fund shares reacquired	426,687
Dividends payable	196,040
Management fee payable	95,607
Accrued expenses	72,334
Distribution fee payable	54,802
Deferred trustees’ fees	12,308
Due to broker—variation margin	4,585
Affiliated transfer agent fee payable	3,423

Total liabilities	4,639,861

Net Assets	$253,110,366

Net assets were comprised of:
Shares of beneficial interest, at par	$225,994
Paid-in capital in excess of par	227,978,513

228,204,507
Undistributed net investment income	145,872
Accumulated net realized loss on investment and financial futures transactions	(930,863)
Net unrealized appreciation on investments and financial futures	25,690,850

Net assets, February 28, 2013	$253,110,366

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share
($170,186,001 ÷ 15,196,986 shares of beneficial interest issued and outstanding)	$11.20
Maximum sales charge (4.00% of offering price)	0.47

Maximum offering price to public	$11.67

Class B
Net asset value, offering price and redemption price per share ($7,355,981 ÷ 656,853 shares of beneficial interest issued and outstanding)	$11.20

Class C
Net asset value, offering price and redemption price per share ($27,017,194 ÷ 2,412,363 shares of beneficial interest issued and outstanding)	$11.20

Class Z
Net asset value, offering price and redemption price per share ($48,551,190 ÷ 4,333,161 shares of beneficial interest issued and outstanding)	$11.20

See Notes to Financial Statements.

Prudential California Muni Income Fund	19

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$5,552,846

Expenses
Management fee	578,721
Distribution fee—Class A	198,165
Distribution fee—Class B	17,280
Distribution fee—Class C	118,253
Transfer agent’s fees and expenses (including affiliated expense of $6,400) (Note 3)	50,000
Custodian’s fees and expenses	40,000
Registration fees	27,000
Audit fee	16,000
Reports to shareholders	15,000
Legal fees and expenses	14,000
Trustees’ fees	7,000
Miscellaneous	6,861

Total expenses	1,088,280
Less: Custodian fee credit (Note 1)	(235)

Net expenses	1,088,045

Net investment income	4,464,801

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(421,206)
Financial futures transactions	23,587

(397,619)

Net change in unrealized appreciation (depreciation) on:
Investments	3,534,267
Financial futures contracts	140,888

3,675,155

Net gain on investments	3,277,536

Net Increase In Net Assets Resulting From Operations	$7,742,337

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2013	Year Ended August 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,464,801	$8,761,661
Net realized loss on investment and financial futures transactions	(397,619)	(27,755)
Net change in unrealized appreciation (depreciation) on investments and financial futures	3,675,155	13,100,874

Net increase in net assets resulting from operations	7,742,337	21,834,780

Dividends from net investment income (Note 1)
Class A	(3,056,908)	(6,618,788)
Class B	(124,864)	(259,793)
Class C	(367,957)	(698,728)
Class Z	(872,838)	(1,198,362)

	(4,422,567)	(8,775,671)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	47,716,878	31,106,880
Net asset value of shares issued in reinvestment of dividends	3,187,172	6,540,661
Cost of shares reacquired	(19,096,161)	(34,171,028)

Net increase in net assets from Fund share transactions	31,807,889	3,476,513

Total increase	35,127,659	16,535,622

Net Assets:
Beginning of period	217,982,707	201,447,085

End of period(a)	$253,110,366	$217,982,707

(a) Includes undistributed net investment income of:	$145,872	$103,638

See Notes to Financial Statements.

Prudential California Muni Income Fund	21

Notes to Financial Statements

(Unaudited)

Prudential California Muni Income Fund (the “Fund”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund was organized as a Massachusetts business trust on May 18, 1984. The Fund commenced investment operations on December 3, 1990. The investment objective of the Fund is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that

22	Visit our website at www.prudentialfunds.com

are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential California Muni Income Fund	23

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were

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freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates and manage yield curve and duration. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

Prudential California Muni Income Fund	25

Notes to Financial Statements

(Unaudited) continued

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. The Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the six months ended February 28, 2013, the Fund did not enter into any Tender Option Bond Transactions.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes. The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of portfolio securities

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are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis as an adjustments to interest income. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in

Prudential California Muni Income Fund	27

Notes to Financial Statements

(Unaudited) continued

connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to and including $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50% of the Fund’s average daily net assets for the six months ended February 28, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, Class B and Class C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, .50% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended February 28, 2013, PIMS has contractually agreed to limit such fees to .25% of the Class A shares.

PIMS has advised the Fund that it received $75,187 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2013. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that, for the six months ended February 28, 2013, it received $8,487 and $4,385 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended February 28, 2013, aggregated $63,058,037 and $28,474,468, respectively. Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$227,854,748	$27,110,447	$(369,493)	$26,740,954

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of accreting market discount for book and tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended August 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains

Prudential California Muni Income Fund	29

Notes to Financial Statements

(Unaudited) continued

have been realized in excess of such losses. As of August 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$676,000

Pre-Enactment Losses:
Expiring 2019	$926,000

The Fund elected to treat post-October capital losses of approximately $76,000 as having been incurred in the following fiscal year (August 31, 2013).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares sold within 12 months of purchase are subject to a CDSC of 1%. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

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The Fund is permitted to issue an unlimited number of full and fractional shares in separate series, currently designated as the Prudential California Muni Income Fund. The Prudential California Muni Income Fund is authorized to issue an unlimited number of shares, divided into four classes, designated Class A, Class B, Class C and Class Z.

The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2013:
Shares sold	1,803,437	$20,091,981
Shares issued in reinvestment of dividends	216,003	2,411,851
Shares reacquired	(1,071,417)	(11,925,062)

Net increase (decrease) in shares outstanding before conversion	948,023	10,578,770
Shares issued upon conversion from Class B and Class Z	8,994	100,061
Shares reacquired upon conversion into Class Z	(70,887)	(787,977)

Net increase (decrease) in shares outstanding	886,130	$9,890,854

Year ended August 31, 2012:
Shares sold	942,686	$10,190,329
Shares issued in reinvestment of dividends	482,638	5,200,141
Shares reacquired	(1,925,478)	(20,754,048)

Net increase (decrease) in shares outstanding before conversion	(500,154)	(5,363,578)
Shares issued upon conversion from Class B and Class Z	60,050	633,752
Shares reacquired upon conversion into Class Z	(32,295)	(348,045)

Net increase (decrease) in shares outstanding	(472,399)	$(5,077,871)

Class B
Six months ended February 28, 2013:
Shares sold	116,488	$1,300,215
Shares issued in reinvestment of dividends	8,276	92,422
Shares reacquired	(47,701)	(531,675)

Net increase (decrease) in shares outstanding before conversion	77,063	860,962
Shares reacquired upon conversion into Class A	(4,702)	(52,048)

Net increase (decrease) in shares outstanding	72,361	$808,914

Year ended August 31, 2012:
Shares sold	179,469	$1,942,600
Shares issued in reinvestment of dividends	16,611	179,006
Shares reacquired	(196,707)	(2,137,099)

Net increase (decrease) in shares outstanding before conversion	(627)	(15,493)
Shares reacquired upon conversion into Class A	(59,775)	(631,045)

Net increase (decrease) in shares outstanding	(60,402)	$(646,538)

Prudential California Muni Income Fund	31

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended February 28, 2013:
Shares sold	514,900	$5,748,697
Shares issued in reinvestment of dividends	23,732	265,044
Shares reacquired	(129,562)	(1,439,143)

Net increase (decrease) in shares outstanding before conversion	409,070	4,574,598
Shares reacquired upon conversion into Class Z	(8,677)	(97,008)

Net increase (decrease) in shares outstanding	400,393	$4,477,590

Year ended August 31, 2012:
Shares sold	513,154	$5,518,333
Shares issued in reinvestment of dividends	45,530	491,285
Shares reacquired	(230,562)	(2,489,646)

Net increase (decrease) in shares outstanding before conversion	328,122	3,519,972
Shares reacquired upon conversion into Class Z	(6,117)	(67,344)

Net increase (decrease) in shares outstanding	322,005	$3,452,628

Class Z
Six months ended February 28, 2013:
Shares sold	1,849,246	$20,575,985
Shares issued in reinvestment of dividends	37,403	417,855
Shares reacquired	(465,471)	(5,200,281)

Net increase (decrease) in shares outstanding before conversion	1,421,178	15,793,559
Shares issued upon conversion from Class A and Class C	79,553	884,985
Shares reacquired upon conversion into Class A	(4,287)	(48,013)

Net increase (decrease) in shares outstanding	1,496,444	$16,630,531

Year ended August 31, 2012:
Shares sold	1,245,402	$13,455,618
Shares issued in reinvestment of dividends	62,019	670,229
Shares reacquired	(815,458)	(8,790,235)

Net increase (decrease) in shares outstanding before conversion	491,963	5,335,612
Shares issued upon conversion from Class A and Class C	38,388	415,389
Shares reacquired upon conversion into Class A	(249)	(2,707)

Net increase (decrease) in shares outstanding	530,102	$5,748,294

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

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capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 28, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

Prudential California Muni Income Fund	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.04		$10.37	$10.70	$10.14	$10.37	$10.55
Income (loss) from investment operations:
Net investment income	.21		.45	.46	.48	.47	.45
Net realized and unrealized gain (loss) on investment and financial futures	.16		.67	(.32)	.60	(.20)	(.10)
Total from investment operations	.37		1.12	0.14	1.08	.27	.35
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.45)	(.47)	(.47)	(.46)	(.47)
Distributions from net realized gains	-		-	-	(.05)	(.04)	(.06)
Total dividends and distributions	(.21)		(.45)	(.47)	(.52)	(.50)	(.53)
Capital Contributions(h):	-		-	-	- (e)	-	-
Net asset value, end of period	$11.20		$11.04	$10.37	$10.70	$10.14	$10.37
Total Return(a):	3.37%		11.06%	1.48%	10.96%	2.94%	3.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$170,186		$157,985	$153,302	$176,414	$171,357	$190,613
Average net assets (000)	$159,846		$156,959	$158,860	$173,193	$170,257	$192,969
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.90%	(f)	.92%	.92%	.90%	.89%	.87% (c)
Expenses, excluding distribution and service (12b-1) fees	.65%	(f)	.67%	.67%	.65%	.64%	.62% (c)
Net investment income	3.90%	(f)	4.21%	4.55%	4.60%	4.82%	4.23%
Portfolio turnover rate	3%	(d)(g)	18% (d)	11% (d)	19% (d)	30% (d)	41%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(c) The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .87% and the expense ratio excluding 12b-1 and interest expense and fees is .62% for the year ended August 31, 2008.

(d) The portfolio turnover rate including variable rate demand notes was 12%, 35%, 27%, 38% and 53% for the six months ended February 28, 2013 and for the years ended August 31, 2012, 2011, 2010 and 2009, respectively.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not Annualized.

(h) The Fund received payment of $4,464 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2010. The Fund was not involved in the proceedings or in calculation of the amount of settlement.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.04		$10.37	$10.70	$10.14	$10.37	$10.55
Income (loss) from investment operations:
Net investment income	.20		.43	.44	.45	.45	.42
Net realized and unrealized gain (loss) on investment and financial futures	.16		.67	(.33)	.60	(.20)	(.10)
Total from investment operations	.36		1.10	.11	1.05	.25	.32
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.43)	(.44)	(.44)	(.44)	(.44)
Distributions from net realized gains	-		-	-	(.05)	(.04)	(.06)
Total dividends and distributions	(.20)		(.43)	(.44)	(.49)	(.48)	(.50)
Capital Contributions(g):	-		-	-	- (d)	-	-
Net asset value, end of period	$11.20		$11.04	$10.37	$10.70	$10.14	$10.37
Total Return(a):	3.25%		10.78%	1.24%	10.68%	2.69%	3.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,356		$6,453	$6,688	$7,444	$8,861	$13,283
Average net assets (000)	$6,969		$6,552	$6,627	$7,692	$9,922	$15,408
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.15%	(e)	1.17%	1.17%	1.15%	1.14%	1.12% (b)
Expenses, excluding distribution and service (12b-1) fees	.65%	(e)	.67%	.67%	.65%	.64%	.62% (b)
Net investment income	3.65%	(e)	3.96%	4.30%	4.35%	4.57%	3.98%
Portfolio turnover rate	3%	(c)(f)	18% (c)	11% (c)	19% (c)	30% (c)	41%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.12% and the expense ratio excluding 12b-1 and interest expense and fees is .62% for the year ended August 31, 2008.

(c) The portfolio turnover rate including variable rate demand notes was 12%, 35%, 27%, 38% and 53% for the six months ended February 28, 2013 and for the years ended August 31, 2012, 2011, 2010 and 2009, respectively.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not Annualized.

(g) The Fund received payment of $4,464 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2010. The Fund was not involved in the proceedings or in calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential California Muni Income Fund	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.04		$10.37	$10.70	$10.14	$10.37	$10.55
Income (loss) from investment operations:
Net investment income	.17		.37	.40	.43	.42	.40
Net realized and unrealized gain (loss) on investment and financial futures	.16		.67	(.33)	.60	(.20)	(.10)
Total from investment operations	.33		1.04	.07	1.03	.22	.30
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.37)	(.40)	(.42)	(.41)	(.42)
Distributions from net realized gains	-		-	-	(.05)	(.04)	(.06)
Total dividends and distributions	(.17)		(.37)	(.40)	(.47)	(.45)	(.48)
Capital Contributions(h):	-		-	-	- (e)	-	-
Net asset value, end of period	$11.20		$11.04	$10.37	$10.70	$10.14	$10.37
Total Return(a):	3.00%		10.24%	.81%	10.42%	2.45%	2.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,017		$22,212	$17,526	$19,902	$14,804	$12,094
Average net assets (000)	$23,847		$20,195	$17,612	$16,699	$13,172	$9,567
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.65%	(f)	1.67%	1.58%	1.40%	1.39%	1.37% (c)
Expenses, excluding distribution and service (12b-1) fees	.65%	(f)	.67%	.67%	.65%	.64%	.62% (c)
Net investment income	3.15%	(f)	3.46%	3.88%	4.10%	4.32%	3.74%
Portfolio turnover rate	3%	(d)(g)	18% (d)	11% (d)	19% (d)	30% (d)	41%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through December 31, 2010.

(c) The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is 1.37% and the expense ratio excluding 12b-1 and interest expense and fees is .62% for the year ended August 31, 2008.

(d) The portfolio turnover rate including variable rate demand notes was 12%, 35%, 27%, 38% and 53% for the six months ended February 28, 2013 and for the years ended August 31, 2012, 2011, 2010 and 2009, respectively.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

(h) The Fund received payment of $4,464 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2010. The Fund was not involved in the proceedings or in calculation of the amount of settlement.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.05		$10.38	$10.71	$10.14	$10.37	$10.56
Income (loss) from investment operations:
Net investment income	.23		.48	.49	.50	.50	.48
Net realized and unrealized gain (loss) on investment and financial futures	.15		.67	(.32)	.62	(.20)	(.11)
Total from investment operations	.38		1.15	.17	1.12	.30	.37
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.48)	(.50)	(.50)	(.49)	(.50)
Distributions from net realized gains	-		-	-	(.05)	(.04)	(.06)
Total dividends and distributions	(.23)		(.48)	(.50)	(.55)	(.53)	(.56)
Capital Contributions(g):	-		-	-	- (d)	-	-
Net asset value, end of period	$11.20		$11.05	$10.38	$10.71	$10.14	$10.37
Total Return(a):	3.41%		11.34%	1.74%	11.37%	3.21%	3.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,551		$31,332	$23,932	$19,205	$9,757	$9,312
Average net assets (000)	$42,745		$26,847	$19,328	$14,668	$8,616	$6,821
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.65%	(e)	.67%	.67%	.65%	.64%	.62% (b)
Expenses, excluding distribution and service (12b-1) fees	.65%	(e)	.67%	.67%	.65%	.64%	.62% (b)
Net investment income	4.15%	(e)	4.46%	4.79%	4.84%	5.07%	4.50%
Portfolio turnover rate	3%	(c)(f)	18% (c)	11% (c)	19% (c)	30% (c)	41%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The expense ratio reflects the interest and fees expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest expense and fees is .62% and the expense ratio excluding 12b-1 and interest expense and fees is .62% for the year ended August 31, 2008.

(c) The portfolio turnover rate including variable rate demand notes was 12%, 35%, 27%, 38% and 53% for the six months ended February 28, 2013 and for the years ended August 31, 2012, 2011, 2010 and 2009, respectively.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

(g) The Fund received payment of $4,464 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2010. The Fund was not involved in the proceedings or in calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential California Muni Income Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential California Muni Income Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL CALIFORNIA MUNI INCOME FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX
CUSIP	74440X100	74440X209	74440X308	74440X407

MF146E2    0242455-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

              applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 6

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 22, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 22, 2013